EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE

	Years ended December 31,
	2020	2019
Numerator
Net earnings (loss) from continuing operations attributable to equity holders of IAMGOLD	$38.5	$(373.3)
Net earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD	$4.1	$(39.3)
Net earnings (loss) attributable to equity holders of IAMGOLD	$42.6	$(412.6)
Denominator (in millions)
Weighted average number of common shares (basic)	472.6	468.0
Basic earnings (loss) from continuing operations attributable to equity holders of IAMGOLD per share ($/share)	$0.08	$(0.80)
Basic earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD per share ($/share)	$0.01	$(0.08)
Basic earnings (loss) attributable to equity holders of IAMGOLD ($/share)	$0.09	$(0.88)
Diluted earnings (loss) per share computation

	Years ended December 31,
	2020	2019
Denominator (in millions)
Weighted average number of common shares (basic)	472.6	468.0
Dilutive effect of share options	0.4	—
Dilutive effect of full value award units	5.0	—
Weighted average number of common shares (diluted)	478.0	468.0
Diluted earnings (loss) from continuing operations attributable to equity holders of IAMGOLD per share ($/share)	$0.08	$(0.80)
Diluted earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD per share ($/share)	$0.01	$(0.08)
Diluted earnings (loss) attributable to equity holders of IAMGOLD ($/share)	$0.09	$(0.88)
Equity instruments excluded from the computation of diluted loss per share, which could be dilutive in the future, were as follows:

	Years ended December 31,
(in millions)	2020	2019
Share options	3.3	7.5
Full value awards	—	5.3
	3.3	12.8